Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	$130,452

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	125,978

Canada — 2.6%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	100	116,901
Banco BPM SpA, 1.00%, 01/14/31 (Call 01/14/26)	EUR	100	119,347
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 05/15/23 (Call 05/15/21)(a)	CAD	50	39,544
Ford Credit Canada Co., 3.50%, 11/30/23	CAD	50	39,579
GKN Holdings Ltd., 4.63%, 05/12/32(a)	GBP	100	145,086
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24)	EUR	100	121,590
Parkland Corp.
5.63%, 05/09/25 (Call 05/09/21)	CAD	150	121,762
5.75%, 09/16/24 (Call 09/16/21)	CAD	100	80,565
Parts Europe SA, 6.50%, 07/16/25 (Call 01/09/22)(a)	EUR	100	126,265
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	75	63,823
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)	CAD	50	—
Valeo SA, 1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	124,985
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	126,889
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	44,017
5.75%, 01/15/26 (Call 09/15/21)(a)	CAD	50	40,318
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	100	119,937
			1,430,608
Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	125,074

Denmark — 0.7%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/21)(a)	EUR	200	249,237
TDC A/S, 5.00%, 03/02/22	EUR	100	126,886
			376,123
Finland — 1.7%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	126,470
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	190,838
2.38%, 05/15/25 (Call 02/15/25)(a)	EUR	200	258,503
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	228,736
2.63%, 01/13/23(a)	EUR	100	124,733
			929,280
France — 11.5%
Accor SA
1.75%, 02/04/26 (Call 11/04/25)(a)	EUR	200	251,852
2.50%, 01/25/24(a)	EUR	100	124,039
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/22)(a)	EUR	150	177,524
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	240,712
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	195,132
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/22)(a)	EUR	100	120,280
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	219,007
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	117,896
4.56%, 01/25/23(a)	EUR	100	126,878

Security	Par (000)		Value

France (continued)
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/21)(a)	EUR	100	$121,203
7.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	129,477
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	117,929
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	118,439
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	122,919
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	122,307
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	184,527
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	124,546
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	100	127,474
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/22)(a)	EUR	100	119,939
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/21)(a)	EUR	200	228,194
Loxam SAS
3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	100	120,316
3.50%, 05/03/23 (Call 02/08/21)(a)	EUR	200	243,109
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	121,443
Orano SA
2.75%, 03/08/28 (Call 12/08/27)(a)	EUR	100	127,958
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	126,854
4.88%, 09/23/24	EUR	100	138,896
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	126,262
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(e)	EUR	200	245,431
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	121,298
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	120,672
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	118,430
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR	100	114,788
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	200	239,545
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	121,588
Rexel SA, 2.13%, 06/15/25 (Call 12/15/21)(a)	EUR	150	182,546
Rubis Terminal Infra SAS, 5.63%, 05/15/25 (Call 05/15/22)(a)	EUR	100	129,066
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(a)	EUR	100	124,949
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	125,346
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	127,601
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	127,617
Valeo SA
0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	100	122,327
3.25%, 01/22/24(a)	EUR	100	131,578
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	96,281
6.63%, 10/15/22 (Call 10/15/21)(a)	EUR	100	96,585
			6,440,760
Germany — 11.1%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	118,386
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	118,280
3.25%, 08/05/25 (Call 05/05/25)(a)	EUR	100	125,744
ADLER Real Estate AG
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	121,674
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	125,418
Bertelsmann SE & Co. KGaA
3.00%, 04/23/75 (Call 04/23/23)(a)(e)	EUR	100	124,430
3.50%, 04/23/75 (Call 04/23/27)(a)(e)	EUR	100	130,835
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	186,134

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000		Value

Germany (continued)
Commerzbank AG
4.00%, 03/23/26(a)	EUR	150	$202,978
4.00%, 03/30/27(a)	EUR	100	136,496
4.00%, 12/05/30 (Call 09/05/25)(a)(e)	EUR	100	132,310
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	158,476
4.50%, 05/19/26(a)	EUR	100	137,071
5.63%, 05/19/31 (Call 02/19/26)(a)(e)	EUR	200	280,115
Deutsche Lufthansa AG
0.25%, 09/06/24	EUR	50	55,140
3.00%, 05/29/26 (Call 02/28/26)(a)	EUR	100	118,038
5.13%, 08/12/75 (Call 02/12/21)(a)(e)	EUR	100	107,065
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	120,649
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	121,073
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)	EUR	75	96,964
METRO AG, 1.38%, 10/28/21(a)	EUR	100	122,344
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/21)(a)	EUR	100	122,071
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/21)(a)	EUR	300	365,045
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	125,400
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR	200	257,175
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	100	133,261
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	250	299,227
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	150	181,864
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	250	302,708
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	200	244,783
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	100	129,242
Vertical Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	200	254,011
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	238,384
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	120,506
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	122,613
ZF Finance GmbH
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	121,927
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	124,584
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	128,925
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	100	124,879
			6,236,225
Greece — 0.6%
National Bank of Greece SA, 2.75%, 10/08/26
(Call 10/08/25)(a)(e)	EUR	200	247,203
Piraeus Financial Holdings SA, 9.75%, 06/26/29
(Call 06/26/24)(a)(e)	EUR	100	110,252
			357,455
Ireland — 1.9%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(e)	EUR	100	123,164
2.88%, 05/30/31 (Call 05/30/26)(a)(e)	EUR	100	128,625
Bank of Ireland Group PLC, 2.38%, 10/14/29 (Call 10/14/24)(a)(e)	EUR	100	124,449
eircom Finance DAC 1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	120,685
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	100	124,341
Smurfit Kappa Acquisitions ULC 2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	127,959
Security	Par (000)		Value

Ireland (continued)
2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	125	$166,494
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/14/27)(a)	EUR	125	157,677
			1,073,394
Israel — 2.0%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	200	228,963
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	118,290
1.63%, 10/15/28(a)	EUR	150	163,834
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	112,413
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	123,481
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	127,199
6.00%, 01/31/25 (Call 01/31/24)	EUR	200	266,183
			1,140,363
Italy — 16.3%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	120,422
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	275	330,115
Autostrade per l'Italia SpA
1.75%, 06/26/26(a)	EUR	100	120,788
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	240,311
2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	200	239,122
4.38%, 09/16/25(a)	EUR	100	136,011
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	121,153
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	300	387,638
4.00%, 07/10/22(a)	EUR	100	125,711
5.38%, 01/18/28 (Call 01/18/23)(a)(e)	EUR	100	104,999
10.50%, 07/23/29(a)	EUR	100	152,470
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	126,160
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	209	259,986
1.75%, 01/28/25(a)	EUR	100	124,672
4.25%, 10/01/29 (Call 10/01/24)(a)(e)	EUR	100	124,674
4.38%, 09/21/27 (Call 09/21/22)(a)(e)	EUR	100	124,615
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)	EUR	100	125,976
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	123,087
Iccrea Banca SpA, 4.13%, 11/28/29 (Call 11/28/24)(a)(e)	EUR	100	118,034
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	200	249,009
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	190,640
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR	200	257,225
3.93%, 09/15/26(a)	EUR	175	237,700
6.63%, 09/13/23(a)	EUR	200	275,749
Leonardo SpA, 5.25%, 01/21/22.	EUR	100	127,057
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	99,328
5.75%, 04/18/23	EUR	50	67,039
Nexi SpA, 1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100	123,568
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	129,259
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	124,608
3.75%, 09/08/23(a)	EUR	100	129,293
Sofima Holding SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	121,891
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	119,934
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	300	379,290
2.50%, 07/19/23(a)	EUR	100	126,939

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	$128,915
3.25%, 01/16/23(a)	EUR	150	191,608
3.63%, 01/19/24(a)	EUR	207	269,742
3.63%, 05/25/26(a)	EUR	100	134,039
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	164,052
5.25%, 02/10/22(a)	EUR	100	127,911
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(e)	EUR	200	239,904
2.73%, 01/15/32 (Call 01/15/27)(a)(e)	EUR	200	243,650
4.38%, 01/03/27 (Call 01/03/22)(a)(e)	EUR	100	125,077
6.95%, 10/31/22(a)	EUR	150	201,505
Unione di Banche Italiane SpA
4.38%, 07/12/29 (Call 07/12/24)(a)(e)	EUR	150	195,348
4.45%, 09/15/27 (Call 09/15/22)(a)(e)	EUR	150	190,744
5.88%, 03/04/29 (Call 03/04/24)(a)(e)	EUR	150	202,974
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	225,357
3.25%, 09/23/30 (Call 06/23/30)(a)	EUR	200	256,010
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	278,763
			9,140,072
Japan — 1.8%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	350	437,344
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	100	125,811
4.00%, 04/20/23 (Call 01/20/23)(a)	EUR	100	126,824
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	129,933
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	150	204,287
			1,024,199
Luxembourg — 4.7%
Altice Financing SA, 3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	231,044
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	117,595
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	116,027
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	200	266,169
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(a)	EUR	100	122,681
1.00%, 05/19/23 (Call 02/19/23)(a)	EUR	100	122,956
1.75%, 11/19/25 (Call 08/19/25)(a)	EUR	100	126,471
2.25%, 01/17/24 (Call 10/17/23)(a)	EUR	100	126,831
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	124,028
7.75%, 11/01/25 (Call 11/01/22)(a)	GBP	100	140,001
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/21)(a)	EUR	100	119,708
2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	200	246,119
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	120,391
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	200	257,503
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	116,407
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	189,821
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	112,008
			2,655,760
Netherlands — 4.2%
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(a)	EUR	100	124,599
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/21)(a)	EUR	200	243,307
Louis Dreyfus Co. BV, 2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	100	125,428
Nouryon Holding BV, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	127,328
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	200	247,667
Security	Par (000)		Value

Netherlands (continued)
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	$123,718
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	130,870
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	128,902
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	113,274
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	117,674
SNS Bank NV, 6.25%, 10/30/20(d)	EUR	50	—
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	123,929
United Group BV
3.13%, 02/15/26 (Call 02/15/22)(a)	EUR	100	117,694
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	117,832
4.88%, 07/01/24 (Call 07/01/21)(a)	EUR	100	123,834
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	100	124,236
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	181,560
Ziggo BV, 4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	80	101,364
			2,373,216
Norway — 0.5%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	200	246,957

Portugal — 1.4%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)	EUR	100	119,755
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(e)	EUR	100	132,809
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(e)	EUR	100	120,404
4.50%, 04/30/79 (Call 01/30/24)(a)(e)	EUR	200	265,343
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(e)	EUR	100	112,465
			750,776
Spain — 5.6%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(e)	EUR	100	127,088
Banco de Sabadell SA
1.13%, 03/27/25(a)	EUR	100	122,063
1.75%, 05/10/24(a)	EUR	100	124,429
2.50%, 04/15/31 (Call 01/15/26)(a)(e)	EUR	100	120,192
5.38%, 12/12/28 (Call 12/12/23)(a)(e)	EUR	100	132,377
Bankia SA
1.13%, 11/12/26(a)	EUR	100	125,617
3.38%, 03/15/27 (Call 03/15/22)(a)(e)	EUR	100	124,882
3.75%, 02/15/29 (Call 02/15/24)(a)(e)	EUR	200	261,629
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	119,995
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	123,925
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	127,564
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	131,353
3.13%, 07/27/22(a)	EUR	100	126,802
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 06/20/21)(a)	EUR	100	118,626
ContourGlobal Power Holdings SA
2.75%, 01/01/26 (Call 01/01/23)(a)	EUR	100	121,597
4.13%, 08/01/25 (Call 08/01/21)(a)	EUR	100	124,193
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/21)(a)	EUR	100	122,829
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/15/21)(a)	EUR	100	121,616
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	150	181,602
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	123,026
3.20%, 05/01/25 (Call 05/01/21)(a)	EUR	100	122,308

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(e)	EUR	100	$118,033
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)	EUR	175	232,413
			3,154,159
Sweden — 2.9%
Akelius Residential Property AB, 2.25%, 05/17/81 (Call 02/17/26)(a)(e)	EUR	100	120,459
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)	EUR	100	123,236
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	116,192
3.13%, 07/15/24 (Call 07/15/21)(a)	EUR	100	121,069
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	210,615
4.88%, 08/15/25 (Call 08/15/22)(a)	EUR	100	125,399
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	182,964
3.50%, 05/15/23 (Call 05/08/21)(a)	EUR	100	122,774
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	200	247,970
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	251,352
			1,622,030
Switzerland — 0.4%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	111,320
2.50%, 10/15/24 (Call 10/15/21)(a)	EUR	100	114,250
			225,570
United Kingdom — 9.5%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/21)(a)	EUR	100	123,103
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/21)(a)	GBP	150	212,901
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/21)(a)	GBP	44	61,508
EC Finance PLC, 2.38%, 11/15/22 (Call 11/15/21)(a)	EUR	100	116,746
eG Global Finance PLC, 4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	125	149,204
FCE Bank PLC
1.13%, 02/10/22(a)	EUR	100	121,139
1.62%, 05/11/23(a)	EUR	100	121,516
Heathrow Finance PLC
4.38%, 03/01/27(a)	GBP	100	136,200
5.25%, 03/01/24 (Call 12/01/23)(a)	GBP	100	142,706
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	121,510
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	100	118,977
International Consolidated Airlines Group SA, 1.50%, 07/04/27 (Call 04/04/27)(a)	EUR	100	102,507
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	115,896
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	180,645
5.00%, 02/15/22(a)	GBP	100	139,427
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	129,047
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	136,092
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(a)	GBP	100	140,200
6.00%, 06/12/25(a)	GBP	100	152,948
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(a)	GBP	100	140,148
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(a)	EUR	100	119,327
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	228,089
Security	Par (000)		Value

United Kingdom (continued)
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	$111,452
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	148,495
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	100	140,626
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(e)	GBP	100	145,902
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	207	257,074
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	140,146
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	100	143,980
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	148,448
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	123,801
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	140,009
Vodafone Group PLC
3.10%, 01/03/79 (Call 01/03/24)(a)(e)	EUR	300	377,233
4.88%, 10/03/78 (Call 10/03/25)(a)	GBP	100	149,567
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(a)(e)	EUR	150	188,347
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(a)(e)	EUR	100	124,499
			5,349,415
United States — 17.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	212,677
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	200	243,374
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	142,308
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	200	247,853
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	118,431
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/22)(a)	EUR	100	123,203
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	122,040
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	125,138
4.38%, 12/15/23	EUR	100	134,145
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	189,848
Berry Global Inc., 1.00%, 01/15/25 (Call 10/15/24)(a)	EUR	100	123,057
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	129,554
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	86,900
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	181,912
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	121,831
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	156,646
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	109,790
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	100	121,191
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	124,279
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	159,162
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	129,989
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	123,827
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	140,091
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	125,166
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	118,414
1.51%, 02/17/23	EUR	100	121,078
1.74%, 07/19/24	EUR	100	120,256
2.39%, 02/17/26	EUR	125	152,913
2.75%, 06/14/24	GBP	200	274,089
3.02%, 03/06/24	EUR	100	125,423

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
3.25%, 09/15/25	EUR	100	$127,084
4.54%, 03/06/25	GBP	100	145,425
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	127,788
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	156,415
3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	184,449
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	183,574
2.88%, 09/15/25 (Call 09/15/21)(a)	EUR	100	122,618
3.25%, 03/15/25 (Call 03/15/21)(a)	EUR	150	183,710
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/21)(a)	GBP	100	139,085
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(a)	EUR	100	125,729
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	100	130,405
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	152,368
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22).	EUR	100	125,395
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(e)	EUR	100	123,913
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100	123,396
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100	129,856
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	130,425
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/21)(a)	EUR	100	120,946
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	130,028
3.69%, 06/05/28 (Call 04/05/28)	GBP	100	148,802
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	127,129
Netflix Inc.
3.63%, 05/15/27	EUR	150	211,012
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	250	367,993
3.88%, 11/15/29(a)	EUR	200	296,607
4.63%, 05/15/29	EUR	100	154,380
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100	125,569
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100	124,196
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	150	190,982
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100	119,353
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100	132,194
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/23)	EUR	100	122,750
3.25%, 03/15/25 (Call 03/15/21)	EUR	100	122,362
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100	125,366
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	123,078
Tenneco Inc., 5.00%, 07/15/24 (Call 07/15/21)(a)	EUR	100	124,009
Videotron Ltd., 3.13%, 01/15/31 (Call 01/15/26)	CAD	50	39,043
Security	Par/ Shares (000)			Value

United States (continued)
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		$125,424
				9,847,443
Total Corporate Bonds & Notes — 97.6%
(Cost: $51,129,609).				54,755,309

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(d)		0	(f)	0	(g)

United States — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost:0)(d)(h)(i)		0		3,554

Total Common Stocks — 0.0%
(Cost: $159,437)				3,554

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)		10		10,000

Total Short-Term Investments — 0.0%
(Cost: $10,000)				10,000

Total Investments in Securities — 97.6%
(Cost: $51,299,046)				54,768,863

Other Assets, Less Liabilities — 2.4%				1,369,278

Net Assets — 100.0%				$56,138,141

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	Rounds to less than 0.1%.
(g)	Rounds to less than $1.
(h)	Non-income producing security.
(i)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,554, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$—	$(30,000)(a)	$—	$—	$10,000	10	$5	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$54,755,309	$—	$54,755,309
Common Stocks	—	—	3,554	3,554
Money Market Funds	10,000	—	—	10,000
	$10,000	$54,755,309	$3,554	$54,768,863

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound